UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08652

Croft Funds Corporation

(Exact name of registrant as specified in charter)

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Address of principal executive offices) (Zip code)

Mr. Kent Croft

Canton House, 300 Water Street

Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 576-0100

Date of fiscal year end: April 30

Date of reporting period: January 31, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

CROFT-LEOMINSTER VALUE FUND
	Schedule of Investments
	January 31, 2010 (Unaudited)

Shares/Principal Value		Value

COMMON STOCK - 85.89%

Agricultural - 2.05%
15,726	Monsanto Co.	1,193,289
25,029	Potash Corp. of Saskatchewan	2,486,631
		3,679,920
Banks, S&Ls and Brokers - 2.80%
167,983	Bank Of America Corp.	2,549,982
78,083	Bank Of New York Mellon Corp.	2,271,435
5,560	JP Morgan Chase & Co.	216,506
		5,037,923
Building & Construction - 2.95%
33,197	Jacobs Engineering Group, Inc. *	1,254,514
22,802	Fluor Corp.	1,033,843
107,842	Foster Wheeler Ltd. *	3,017,419
		5,305,776
Business Services - 0.53%
88,217	Convergys Corp. *	943,922

Capital Equipment - 5.03%
71,483	Baldor Electric Co.	1,764,200
12,326	Caterpillar, Inc.	643,910
46,256	Deere & Co.	2,310,487
71,483	Flowserve Corp.	1,335,057
33,649	Terex Corp. *	657,838
34,395	United Technologies Corp.	2,320,975
		9,032,467
Chemicals - 0.95%
52,593	E.I. du Pont de Nemours & Co.	1,715,058

Consumer Nondurables - 3.64%
69,796	Philip Morris International, Inc.	3,176,416
54,660	Procter & Gamble Co.	3,364,323
		6,540,739
Energy - 1.10%
67,895	BJ Services Co.	1,403,389
17,872	Suncor Energy, Inc.	565,649
		1,969,038
Financial Services - 1.41%
131,332	Invesco Ltd. ADR	2,534,708

Forester Products - 3.33%
27,925	Potlatch Corp.	857,297
48,281	Plum Creek Timber Co., Inc.	1,746,324
84,614	Weyerhaeuser Co.	3,376,099
		5,979,720
Gas & Gas Transmission - 1.21%
104,724	Williams Co., Inc.	2,182,448

Healthcare - 6.13%
38,198	Aetna, Inc.	1,144,794
29,950	Baxter International, Inc.	1,724,821
23,480	Becton Dickinson & Co.	1,769,688
22,268	CVS Caremark Corp.	720,815
11,747	Edwards Lifesciences Corp. *	1,052,766
66,724	Qiagen NV *	1,451,914
31,423	Stryker Corp.	1,631,482
46,244	Unitedhealth Group, Inc. *	1,526,052
		11,022,332
Industrial Goods - 2.56%
95,004	ABB Ltd. ADR *	1,712,922
36,067	Allegheny Technologies, Inc.	1,473,337
20,255	Valmont Industries, Inc.	1,406,912
		4,593,171
Insurance Agents,Broker & Serv - 0.66%
54,891	Marsh & Mclennan Co., Inc.	1,183,450

International Oil & Gas - 4.79%
12,273	Chevron Corp.	885,129
38,864	Crescent Point Energy Trust *	1,374,897
58,252	Nexen, Inc.	1,278,049
102,697	Petrobank Energy & Resources Ltd. *	5,071,018
		8,609,093
Life Insurance - 3.18%
90,652	MetLife, Inc.	3,201,829
50,324	Prudential Financial, Inc.	2,515,696
		5,717,525
Media & Entertainment - 2.51%
61,188	Cablevision Systems Corp. - NY Group - Class A	1,568,860
47,700	Directv Group, Inc. *	1,447,695
34,313	Time Warner Cable, Inc. *	1,495,704
		4,512,259
Metals & Mining - 2.98%
14,134	BHP Billiton Ltd.	980,476
47,728	Freeport McMoran Copper & Gold, Inc.	3,182,980
88,402	Quadra Mining Ltd. *	1,182,384
		5,345,840
Multi-Industry - 6.06%
172,906	General Electric Co.	2,780,328
75,449	Honeywell International, Inc.	2,915,350
54,254	ITT Corp.	2,568,746
54,254	Tyco International, Inc.	2,621,011
		10,885,435
Natural Gas - 3.19%
44,086	Atlas Energy, Inc. *	1,333,602
22,391	Petrohawk Energy Corp. *	499,991
59,817	Southwestern Energy Co. *	2,564,953
28,988	Ultra Petroleum Corp. *	1,331,708
		5,730,254
Oil - 1.41%
108,195	Brigham Exploration Co. *	1,410,863
19,500	Hess Corp.	1,126,905
		2,537,768
Pharmaceuticals - 5.70%
11,160	Cephalon, Inc. *	712,454
68,917	ICON PLC. ADR *	1,711,898
49,978	Johnson & Johnson	3,141,617
45,195	Merck & Co., Inc.	1,725,545
93,851	Pfizer, Inc.	1,751,260
51,693	Pharmaceutical Product Development, Inc.	1,207,550
		10,250,324
Property & Casualty Insurance - 3.89%
89,003	Ace Ltd.	4,385,178
86,941	Allstate Corp.	2,602,144
		6,987,322
Regional-Pacific Banks - 0.49%
46,055	Zions Bancorp.	873,663

Retail Stores - 2.74%
86,514	Collective Brands, Inc. *	1,702,596
148,714	Lowes Co., Inc.	3,219,658
		4,922,254
Specialty Chemicals - 4.29%
23,493	3M Co.	1,890,952
22,698	Albemarle Corp.	810,773
69,587	FMC Corp.	3,544,762
61,780	Nalco Chemical Co.	1,456,772
		7,703,259
Technology - 4.54%
53,525	Altera Corp.	1,141,153
3,588	Apple Computer, Inc. *	689,122
100,670	Applied Materials, Inc.	1,226,161
148,126	Cisco Systems, Inc. *	3,328,391
52,009	Corning, Inc.	940,323
132,267	Flextronics International Ltd. *	838,573
		8,163,723
Telecommunications - 2.49%
48,355	Amdocs Ltd. *	1,382,469
106,222	General Cable Corp. *	3,091,061
		4,473,530
Transportation - 1.43%
17,509	Canadian National Railway Co.	874,224
36,073	Norfolk Southern Corp.	1,697,596
		2,571,820
Utilities - 1.84%
12,908	Firstenergy Corp.	563,047
31,194	FPL Group, Inc.	1,521,019
29,097	PG&E Corp.	1,229,057
		3,313,123

TOTAL FOR COMMON STOCK (Cost $150,166,064) - 85.89%		$ 154,317,864

REAL ESTATE INVESTMENT TRUSTS - 0.80%
117,078	CB Richard Ellis Group, Inc. Class-A *	1,440,059

TOTAL REAL ESTATE INVESTMENT TRUST (Cost $538,178)		$ 1,440,059

U.S. TREASURY BILLS - 0.39%
700,000	U.S. Treasury Bill 0.875%, 03/31/2011	704,101

TOTAL U.S. TREASURY BILLS (Cost $701,526)		$ 704,101

SHORT TERM INVESTMENTS - 13.13%
23,582,869	AIM Short-term Investment Prime Portfolio 0.11% ** (Cost $23,582,869)	23,582,869

TOTAL INVESTMENTS (Cost $174,988,638) - 100.20%		$ 180,044,893

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.20)%		(366,245)

NET ASSETS - 100.00%		$ 179,678,648

ADR - American Depository receipt.
* Non-income producing securities during the period
** Variable rate security; the coupon rate shown represents the yield at January 31, 2010.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER VALUE FUND
1. SECURITY TRANSACTIONS

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $174,988,638 amounted to $5,056,254, which consisted of aggregate gross unrealized appreciation of $19,020,648 and aggregate gross unrealized depreciation of $13,964,394.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$154,317,864	$0	$0	$154,317,864
Real Estate Investment Trusts	$1,440,059	$0	$0	$1,440,059
US Treasury Bills	$0	$704,101	$0	$704,101
Cash Equivalents	$23,582,869	$0	$0	$23,582,869
Total	$179,340,792	$704,101	$0	$180,044,893

	CROFT-LEOMINSTER INCOME FUND
	Schedule of Investments
	January 31, 2010 (Unaudited)

Shares/Principal Value		Value

CLOSED END MUTUAL FUNDS - 2.13%

Taxable Bond Funds - 1.92%
6,200	AllianceBernstein Global High Income Fund *	$ 84,258
9,600	Templeton Emerging Markets Income Fund *	134,880
4,500	Western Asset Worldwide Income Fund *	58,680

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $227,527) - 1.92%		$ 277,818

CORPORATE BONDS AND NOTES - 75.13%

Business Services - 1.11%
145,000	United Parcel Services, Inc., 5.500%, 1/15/18	160,299

Building Materials & Housing - 2.31%
115,000	Plum Creek Timber Co., 5.875%, 11/15/15	121,204
200,000	Weyerhaeuser Co., 6.750%, 3/15/12	213,194
		334,398
Cable TV & Cellular Telephone - 1.51%
130,000	General Cable Corp., 1.000%, 10/15/12	104,163
100,000	Tele-Communications, Inc. Senior Debentures, 7.875%, 8/1/13	115,272
		219,435
Capital Goods - 6.66%
150,000	Caterpillar Inc., 7.000%, 12/15/13	175,706
75,000	General Dynamics Corp., 5.250%, 2/1/14	82,764
80,000	Goodyear Tire & Rubber Co., 7.857%, 8/15/11	82,800
182,000	Hewlett-Packard Co., 5.500%, 3/1/18	198,189
45,000	Hewlett-Packard Co., 6.125%, 3/1/14	50,894
160,000	Pitney Bowes, Inc., 4.750%, 5/15/18	164,514
100,000	Toro Co., 7.800%, 6/15/27	98,034
105,000	United Tech Corp., 5.375%, 12/15/17	113,703
		966,604
Chemicals - 3.80%
75,000	Agrium, Inc. Debentures (Yankee), 7.800%, 2/1/27	85,714
150,000	Albemarle Corp., 5.100%, 2/1/15	158,013
150,000	Dupont EI DE Nemours & Co., 6.000%, 7/15/18	166,669
30,000	IMC Global, Inc. Senior Debentures, 9.450%, 12/15/11	32,022
100,000	Potash Corp. of Saskatchewan, 5.250%, 5/15/14	108,733
		551,151
Consumer Nondurables - 1.34%
90,000	Brown-Forman Corp., 5.000%, 2/1/14	97,398
90,000	Proctor & Gamble Co., 4.600%, 1/15/14	97,062
		194,460
Education - 0.29%
40,000	Duke University, 5.150%, 4/1/19	42,240

Electric & Gas Utilities - 5.20%
125,000	American Electric Power Corp., 5.250%, 6/1/15	134,235
100,000	Dominion Resources, Inc., 6.250%, 6/30/12	110,216
160,000	Duke Energy Corp., 6.300%, 2/1/14	179,365
185,000	Exelon Corp., 4.900%, 6/15/15	194,256
125,000	Pepco Holdings, Inc., 6.450%, 8/15/12	136,113
		754,185
Electronic Instruments and Controls - 0.73%
40,000	Arrow Electronics, Inc. Senior Debentures, 6.875%, 6/1/18	42,777
60,000	Arrow Electronics, Inc. Debentures, 7.500%, 1/15/27	63,500
		106,277
Energy and Energy Services - 9.79%
120,000	Anadarko Petroleum, 7.625%, 3/15/14	138,868
100,000	Baker Hughes, Inc., 7.500%, 11/15/18	121,477
30,000	Baker Hughes, Inc., 6.500%, 11/15/13	34,497
140,000	BP Capital Markets PLC, 5.250%, 11/7/13	154,474
30,000	Conocophillips, 4.750%, 2/1/14	32,468
60,000	Conocophillips Corp., 7.800%, 1/1/27	71,657
100,000	Conocophillips Corp., 5.200%, 5/15/18	106,640
65,000	Global Marine, Inc. Notes, 7.000%, 6/1/28	73,015
135,000	Occidental Petroleum Corp., 6.750%, 1/15/12	149,082
60,000	Petrohawk Energy Corp., 9.125%, 7/15/13	62,550
100,000	Shell International Finance B.V., 4.000%, 3/21/14	105,700
185,000	Sunoco, Inc., 4.875%, 10/15/14	191,783
105,000	Weatherford International, Inc., 5.950%, 6/15/12	114,523
60,000	Weatherford International, Inc., 6.625%, 11/15/11	64,421
		1,421,155
Environmental Service/Pollution Control - 0.36%
50,000	Waste Management, Inc. Debentures, 7.650%, 3/15/11	52,875

Food & Drug Producers - 4.20%
100,000	Archer-Daniels Mid Co., 5.450%, 3/15/18	108,589
70,000	Bunge Ltd., 5.35%, 4/15/14	73,276
100,000	Glaxosmithkline PLC, 4.375%, 4/15/14	106,606
160,000	Pepsico, Inc., 7.900%, 11/1/18	198,120
110,000	Pfizer, Inc., 5.350%, 3/15/15	121,991
		608,582
Federal & Federally-Sponsored Credit Agencies - 1.90%
100,000	Fannie Mae 4.500%, 12/18/17	100,094
43,000	Fannie Mae 4.500%, 6/11/18	42,852
125,000	Federal Farm Credit Bank 5.410%, 11/7/16	132,187
		275,133
Financial Services - 10.68%
145,000	Allstate Corp., 6.200%, 5/16/14	163,270
130,000	American Express Credit Co., 5.125%, 8/25/14	138,406
160,000	Berkshire Hathaway, Inc., 4.625%, 10/15/13	173,096
100,000	Charles Schwab Corp., 4.950%, 6/1/14	106,834
60,000	CIGNA Corp. Debentures, 7.875%, 5/15/27	68,394
55,000	General Electric Capital Corp., 3.000%, 12/9/11	57,104
55,000	Goldman Sachs & Co., 3.250%, 6/15/12	57,589
55,000	JP Morgan Chase & Co., 3.125%, 12/1/11	57,217
120,000	Marsh & Mclennan Co., 5.750%, 9/15/15	127,922
137,000	Merrill Lynch & Co., 6.875%, 4/25/18	147,906
40,000	Prudential Financial, Inc., 3.625%, 9/17/12	41,030
160,000	Prudential Financial, Inc., 4.500%, 7/15/13	163,648
160,000	United Health Group, Inc., 5.250%, 3/15/11	166,677
22,000	Unumprovident Corp., 7.625%, 3/1/11	22,790
55,000	Wells Fargo & Co., 3.000%, 12/9/11	57,083
		1,548,966
Gas & Gas Transmission - 2.83%
67,000	El Paso Corp., 7.000%, 5/15/11	69,246
100,000	KN Energy, Inc. Senior Debentures, 7.250%, 3/1/28	75,253
150,000	Sonat, Inc., 7.625%, 7/15/11	156,439
100,000	Southern Union Co., 6.050%, 8/15/13	109,733
		410,671
General Obligation - 0.74%
105,000	State of California G.O. Taxable, 5.450%, 4/1/15	107,397

Industrial Goods - 4.67%
75,000	Cummins Engine Co., Inc. Debentures, 6.750%, 2/15/27	73,076
136,000	General Electric Co., 5.250%, 12/6/17	142,024
90,000	Honeywell International, Inc., 4.250%, 3/1/13	95,618
115,000	Johnson Controls, Inc., 7.700%, 3/1/15	131,071
65,000	Nalco Co., 8.875%, 11/15/13	66,788
160,000	Tyco International Ltd., 6.750%, 2/15/11	169,303
		677,880
International Gas & Oil - 1.30%
175,000	Nexen, Inc., 5.050%. 11/20/13	188,370

Media & Entertainment - 2.43%
20,000	Liberty Media Corp., 5.700%, 5/15/13	19,350
170,000	Time Warner, Inc. Debentures, 9.150%, 2/1/23	210,674
110,000	Washington Post Co., 7.250%, 2/1/19	122,606
		352,630
Metals & Mining - 4.96%
100,000	ARCH Western Finance, 6.750%, 7/1/13	99,000
165,000	BHP Billiton Ltd., 5.500%, 4/1/14	181,784
75,000	Freeport McMoran, 8.375%, 4/1/17	81,563
100,000	Nucor Corp., 5.750%, 12/1/17	110,038
125,000	Peabody Energy Corp., 6.875%, 3/15/13	126,719
125,000	US Steel Corp., 7.000%, 2/1/18	120,494
		719,598
Miscellaneous Consumer Goods & Services - 0.76%
100,000	Tenneco Packaging, Inc. Debentures, 8.125% 6/15/17	110,008

Printing & Publishing - 1.35%
165,000	News America Holdings, Inc. Senior Debentures, 7.750%, 2/1/24	195,568

Retail Stores - 1.80%
55,000	Albertson's Medium-Term, Inc. Notes, 6.520%, 4/10/28	41,525
70,000	Auto Zone, Inc., 6.950%, 6/15/16	78,941
30,000	Home Depot, Inc., 5.200%, 3/1/11	31,295
90,000	Staples, Inc., 9.750%, 1/15/14	109,787
		261,548
Semiconductors - 0.21%
30,000	Flextronics International 9.875%, 7/01/10	29,738

Steel & Iron - 1.33%
185,000	Carpenter Technology Corp., 7.625%, 8/15/11	193,467

Technology - 1.12%
145,000	Cisco Systems, Inc., 5.500%, 2/22/16	162,447

Telephones & Communications - 1.75%
186,000	AT&T Corp Liberty Media, 8.250%, 2/1/30	169,260
75,000	AT&T Corp., 4.850%, 2/15/14	81,098
1,589	Nynex Corp. Amort Debentures, 9.550%, 5/1/10	1,602
		251,960

TOTAL FOR CORPORATE BONDS (Cost $9,887,576) - 75.13%		$ 10,897,042

SHORT TERM INVESTMENTS - 21.77%
3,157,594	AIM Short-term Investment Prime Portfolio 0.11% ** (Cost $3,157,594)	3,157,594

TOTAL INVESTMENTS (Cost $13,272,696) - 98.82%		$ 14,332,454

OTHER ASSETS LESS LIABILITIES - 1.18%		171,429

NET ASSETS - 100.00%		$ 14,503,883

* Closed-end security
** Variable rate security; the coupon rate shown represents the yield at January 31, 2010.

NOTES TO FINANCIAL STATEMENTS
CROFT LEOMINSTER INCOME FUND
1. SECURITY TRANSACTIONS

At January 31, 2010, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $13,272,696 amounted to $1,059,758, which consisted of aggregate gross unrealized appreciation of $1,106,745 and aggregate gross unrealized depreciation of $46,987.

2. SECURITY VALUATION

All investments in securities are recorded at their estimated fair value. The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used to value the Value Fund’s assets measured at fair value as of January 31, 2010:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$0	$0	$0	$0
Closed End Mutual Funds	$0	$277,818	$0	$277,818
Corporate Bonds	$0	$10,897,042	$0	$10,897,042
Cash Equivalents	$3,157,594	$0	$0	$3,157,594
Total	$3,157,594	$11,174,860	$0	$14,332,454

 Item 2. Controls and Procedures.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Croft Funds Corporation

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 29, 2010

 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Kent Croft

* Kent Croft

   CEO

Date:  March 29, 2010

By /s/Phillip Vong

* Phillip Vong

Treasurer

Date:  March 29, 2010